Consolidated Statements Of Financial Position - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 40,290,513	$ 5,130,127
Amounts receivable and prepaids	8,768,109	9,748,849
Investments	981,736	0
Digital currencies	57,499,720	3,455,756
Total current assets	107,540,078	18,334,732
Data centre equipment	21,598,803	6,415,700
Deposits	45,532,751	1,879,505
Investment in sublease	76,744	234,152
Right of use asset	2,978,284	2,240,274
Intangible asset	604,070	0
Total assets	178,330,730	29,104,363
Current liabilities
Accounts payable and accrued liabilities	3,478,137	2,130,175
Taxes payable	73,085	830,742
Current portion of lease liability	1,910,712	1,568,458
Loans payable	4,396,191	2,713,073
Total current liabilities	9,858,125	7,242,448
Convertible loan - liability component	6,290,741	0
Convertible loan - derivative component	9,418,331	0
Loans payable	17,137,393	0
Lease liability	1,153,127	775,480
Total liabilities	43,857,717	8,017,928
Equity
Share capital	259,905,407	188,542,547
Reserves and accumulated other comprehensive income	5,195,324	5,711,290
Deficit	(130,627,718)	(173,167,402)
Total equity	134,473,013	21,086,435
Total liabilities and equity	$ 178,330,730	$ 29,104,363